UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:     ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Partner Advisory Services, L.P.
Address:      Four Embarcadero Center
              Suite 3500
              San Francisco, CA 94111

Form 13F File Number: 028-14885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA       2/14/2013
-------------------------     -----------------       -----------------
[Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    0
                                          ------------
Form 13F Information Table Value Total:    0
                                          ------------
                                           (thousands)


List of Other Included Managers:

During the fourth quarter of 2012, PAS ceased to provide investment advice directly to funds and accounts. PAS continues to provide certain services to its affiliates.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
Not applicable         Not applicable